Long-term debt (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt	$ 823,625	$ 853,815	$ 758,416
Long Term Debt Current	763,669	325,675	265,338
Long Term Debt Noncurrent	59,956	528,140	493,078
Outside Firm [Member]
Debt Instrument [Line Items]
Long-term Debt	99,205	109,205	0
Due on May 2016 [Member]
Debt Instrument [Line Items]
Long-term Debt	0	15,119	21,598
Due on January 2017 [Member]
Debt Instrument [Line Items]
Long-term Debt	24,420	29,491	36,818
Due on December 2014 [Member]
Debt Instrument [Line Items]
Long-term Debt	250,000	250,000	250,000
Due on March 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt	100,000	100,000	100,000
Due on February 03 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt	250,000	250,000	250,000
Due on February 10 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 100,000	$ 100,000	$ 100,000